Aristotle/Saul Opportunity Fund
SUMMARY SECTION Aristotle/Saul Opportunity Fund
Investment Objective
The Aristotle/Saul Opportunity Fund (the “Fund”) seeks to maximize long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Aristotle/Saul Opportunity Fund Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%
Wire Fee	20
Check Fee	15
Retirement account fees (annual maintenance and full redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Aristotle/Saul Opportunity Fund Class I
Management fees		0.90%
Distribution (Rule 12b-1) fee		none
Other expenses		2.28%
Dividends on securities sold short/interest expense		0.05%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses	[1]	3.24%
Fee waiver and/or expense reimbursements	[2]	(1.93%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.31%
[1]	The total annual fund operating expenses and total annual fund operating expenses (after fee waiver and/or expense reimbursements) do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, any front-end or contingent deferred loads, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% the average daily net assets of the Fund. This agreement is in effect until April 30, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment. The Fund's advisor has also agreed to voluntarily waive a portion of its fees and/or to reimburse the Fund for expenses (excluding, as applicable, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) above 0.85% of the average daily net assets of Class I shares of the Fund through September 30, 2013. The Fund's advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such period.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Aristotle/Saul Opportunity Fund Class I	133	817	1,525	3,407

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

In pursuing its investment objective, the Fund seeks attractive risk-adjusted returns by investing in securities trading at significant discounts to their fair values. The Fund will primarily invest its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country. However, the Fund may also invest in a variety of other instruments traded in U.S. and foreign markets, including, but not limited to, fixed income securities, convertible securities, and unlisted equity securities. The Fund may also invest exchange-traded funds (“ETFs”). In selecting investments for the Fund, the Fund’s investment advisor, Aristotle Capital Management, LLC (the “Advisor”), employs a fundamental, bottom-up approach. The Advisor focuses first on the quality of companies’ businesses and then considers whether the company’s securities are available at an attractive price. The Advisor considers both U.S. and foreign companies in seeking to identify potential investments for the Fund. The Fund generally will not seek to limit its exposure to U.S. or foreign issuers or markets to a specific percentage of its portfolio. The Fund will not limit the types of companies in which it will seek to invest its assets based on market capitalization. The Fund will generally hold its investments for the long-term.

In addition, the Fund may pursue tactical investment strategies from time to time: in order to seek favorable returns on securities that the Advisor believes are over-valued based on its assessment of their prices. These tactical strategies may include, for example, short sales, investments in warrants, futures, distressed debt, preferred securities, and convertible securities, and purchase and sale of options, based on the Advisor’s assessment of the fair value of the instrument or, as applicable, the underlying or related instrument (e.g., the stock on which an option is purchased). The Fund may also pursue merger arbitrage opportunities in an effort to profit from any discount in the price of a target company’s stock prior to the closing of a merger.

The Fund generally seeks favorable performance relative to its benchmark, the MSCI World Index (net). However, the Advisor is not constrained by the composition of the MSCI World Index in selecting investments for the Fund.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash, cash equivalents, or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

Market Risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed Income Risk. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” or “extension” risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates. Extension risk occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall.

Convertible Securities Risk. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Foreign Investment Risk. To the extent the Fund has investment exposure to foreign markets, the Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.

Short Sales Risk. In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited.

Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Many of the risks applicable to investing in the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance.

Leveraging Risk. Certain transactions the Fund may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate or “earmark” on its books and records liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Below Investment Grade Risk. Debt securities rated below investment grade (often called “junk bonds”) generally have greater credit risk than higher-rated securities and are speculative in nature. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

ETF Risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Small- and Mid-Cap Company Risk. The Fund may invest in equity securities of companies of any size capitalization, including small-cap and mid-cap companies. The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Management and Strategy Risk. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The Fund does not yet have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 30, 2013
Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
Aristotle/Saul Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION Aristotle/Saul Opportunity Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Aristotle/Saul Opportunity Fund (the “Fund”) seeks to maximize long-term capital appreciation and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses (after fee waiver and/or expense reimbursements) do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In pursuing its investment objective, the Fund seeks attractive risk-adjusted returns by investing in securities trading at significant discounts to their fair values. The Fund will primarily invest its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country. However, the Fund may also invest in a variety of other instruments traded in U.S. and foreign markets, including, but not limited to, fixed income securities, convertible securities, and unlisted equity securities. The Fund may also invest exchange-traded funds (“ETFs”). In selecting investments for the Fund, the Fund’s investment advisor, Aristotle Capital Management, LLC (the “Advisor”), employs a fundamental, bottom-up approach. The Advisor focuses first on the quality of companies’ businesses and then considers whether the company’s securities are available at an attractive price. The Advisor considers both U.S. and foreign companies in seeking to identify potential investments for the Fund. The Fund generally will not seek to limit its exposure to U.S. or foreign issuers or markets to a specific percentage of its portfolio. The Fund will not limit the types of companies in which it will seek to invest its assets based on market capitalization. The Fund will generally hold its investments for the long-term.

In addition, the Fund may pursue tactical investment strategies from time to time: in order to seek favorable returns on securities that the Advisor believes are over-valued based on its assessment of their prices. These tactical strategies may include, for example, short sales, investments in warrants, futures, distressed debt, preferred securities, and convertible securities, and purchase and sale of options, based on the Advisor’s assessment of the fair value of the instrument or, as applicable, the underlying or related instrument (e.g., the stock on which an option is purchased). The Fund may also pursue merger arbitrage opportunities in an effort to profit from any discount in the price of a target company’s stock prior to the closing of a merger.

The Fund generally seeks favorable performance relative to its benchmark, the MSCI World Index (net). However, the Advisor is not constrained by the composition of the MSCI World Index in selecting investments for the Fund.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash, cash equivalents, or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

Market Risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Fixed Income Risk. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” or “extension” risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates. Extension risk occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall.

Convertible Securities Risk. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Foreign Investment Risk. To the extent the Fund has investment exposure to foreign markets, the Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.

Short Sales Risk. In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited.

Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Many of the risks applicable to investing in the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance.

Leveraging Risk. Certain transactions the Fund may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate or “earmark” on its books and records liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Below Investment Grade Risk. Debt securities rated below investment grade (often called “junk bonds”) generally have greater credit risk than higher-rated securities and are speculative in nature. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

ETF Risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Small- and Mid-Cap Company Risk. The Fund may invest in equity securities of companies of any size capitalization, including small-cap and mid-cap companies. The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Management and Strategy Risk. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund does not yet have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not yet have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
Aristotle/Saul Opportunity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARSOX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Fee	aristotlesaul_WireFee	20
Check Fee	aristotlesaul_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.28%
Dividends on securities sold short/interest expense	aristotlesaul_DividendsExpense	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.24%	[1]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.31%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	133
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	817
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,525
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,407

[1]	The total annual fund operating expenses and total annual fund operating expenses (after fee waiver and/or expense reimbursements) do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, any front-end or contingent deferred loads, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% the average daily net assets of the Fund. This agreement is in effect until April 30, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment. The Fund's advisor has also agreed to voluntarily waive a portion of its fees and/or to reimburse the Fund for expenses (excluding, as applicable, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) above 0.85% of the average daily net assets of Class I shares of the Fund through September 30, 2013. The Fund's advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such period.